SCHEDULE OF SHARE OPTION ACTIVITY (Details) - USD ($)		9 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025		Mar. 31, 2024	Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of shares Outstanding, Balance		37,318,139	31,602,600		26,656,618
Weighted-average exercise price Outstanding, Balance		$ 0.24	$ 0.21		$ 0.48
Weighted average remaining contractual term		3 years 7 months 6 days	2 years 7 months 9 days		7 years 8 months 1 day	6 years 9 months 29 days
Aggregate intrinsic value		$ 8,898,370	$ 14,336,670		$ 9,585,960
Weighted average fair value of options Outstanding, Balance		$ 0.44	$ 0.38		$ 0.88
Number of shares, Granted		10,544,400	215,822,400		22,064,611
Weighted-average exercise price, Granted	[1]	$ (0)	$ (0)		$ (0)
Weighted average fair value of options, Granted		$ 0.01	$ 0.01		$ 0.04
Number of shares, Forfeited		(2,078,339)	(6,758,400)		(4,522,500)
Weighted-average exercise price, Forfeited		$ 0.90	$ 0.07		$ 0.86
Weighted average fair value of options, Forfeited		$ 1.68	$ 0.15		$ 1.81
Number of shares, Exercised		(14,181,600)	(170,400)		(6,880,590)
Weighted-average exercise price, Exercised		$ (0) [1]	$ (0)	[1]	$ (0)
Weighted average fair value of options, Exercised		$ 0.04	$ 0.14		$ 0.11
Number of shares Outstanding, Balance		31,602,600	240,496,200		37,318,139	26,656,618
Weighted-average exercise price Outstanding, Balance		$ 0.21	$ 0.02		$ 0.24	$ 0.48
Aggregate intrinsic value		$ 14,336,670	$ 2,604,330		$ 8,898,370	$ 9,585,960
Weighted average fair value of options Outstanding, Balance		$ 0.38	$ 0.05		$ 0.44	$ 0.88
Number of shares,, Vested and expected to vest			240,496,200
Weighted-average exercise price outstanding, Vested and expected to vest			$ 0.02
Weighted average remaining contractual term vested and expected to vest			2 years 7 months 9 days
Aggregate intrinsic value, Vested and expected to vest			$ 2,604,330
Weighted average fair value of options, Vested and expected to vest			$ 0.05
Number of shares, Exercisable			31,853,700
Weighted-average exercise price outstanding, Exercisable			$ 0.12
Weighted average remaining contractual term exercisable			2 years 5 months 4 days
Aggregate intrinsic value exercisable			$ 262,670
Weighted average fair value of options, Exercisable			$ 0.36

[1]	Less than 0.01.